STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Communication Services - 11.6%
Advertising - 0.1%
Trade Desk, Inc. - Class A (a)	1,348	$66,065

Alternative Carriers - 0.0%(b)
Iridium Communications, Inc.	326	5,692

Interactive Home Entertainment - 0.3%
Electronic Arts, Inc.	688	138,770
ROBLOX Corp. - Class A (a)	1,463	202,655
Take-Two Interactive Software, Inc. (a)	587	151,657
		493,082
Interactive Media & Services - 9.1%
Alphabet, Inc. - Class A	17,939	4,360,971
Alphabet, Inc. - Class C	14,399	3,506,876
IAC, Inc. (a)	74	2,521
Match Group, Inc.	351	12,397
Meta Platforms, Inc. - Class A	6,852	5,031,972
Pinterest, Inc. - Class A (a)	1,809	58,196
Reddit, Inc. - Class A (a)	350	80,497
Snap, Inc. - Class A (a)	3,256	25,104
ZoomInfo Technologies, Inc. (a)	1,153	12,579
		13,091,113
Movies & Entertainment - 2.0%
Liberty Media Corp.-Liberty Formula One - Class A (a)	42	3,999
Liberty Media Corp.-Liberty Formula One - Class C (a)	621	64,864
Live Nation Entertainment, Inc. (a)	586	95,752
Madison Square Garden Sports Corp. (a)	71	16,117
Netflix, Inc. (a)	1,333	1,598,160
Roku, Inc. (a)	325	32,542
Spotify Technology SA (a)	409	285,482
TKO Group Holdings, Inc.	169	34,131
Walt Disney Co.	4,483	513,304
Warner Bros Discovery, Inc. (a)	7,379	144,112
Warner Music Group Corp. - Class A	357	12,160
		2,800,623
Publishing - 0.0%(b)
New York Times Co. - Class A	406	23,304
News Corp. - Class A	357	10,964
News Corp. - Class B	68	2,349
		36,617
Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.	839	200,840
Total Communication Services		16,694,032

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Consumer Discretionary - 12.2%
Apparel Retail - 0.5%
Burlington Stores, Inc. (a)	160	$40,720
Ross Stores, Inc.	822	125,264
TJX Cos., Inc.	3,605	521,067
		687,051
Apparel, Accessories & Luxury Goods - 0.1%
Lululemon Athletica, Inc. (a)	347	61,742
Ralph Lauren Corp.	81	25,398
Tapestry, Inc.	479	54,232
		141,372
Automobile Manufacturers - 2.8%
Lucid Group, Inc. (a)	271	6,447
Rivian Automotive, Inc. - Class A (a)	2,692	39,519
Tesla, Inc. (a)	8,879	3,948,669
		3,994,635
Automotive Parts & Equipment - 0.0%(b)
Gentex Corp.	388	10,980

Automotive Retail - 0.5%
AutoZone, Inc. (a)	54	231,673
Carvana Co. (a)	402	151,650
Murphy USA, Inc.	35	13,589
O'Reilly Automotive, Inc. (a)	2,760	297,556
Valvoline, Inc. (a)	324	11,635
		706,103
Broadline Retail - 4.7%
Amazon.com, Inc. (a)	30,259	6,643,969
eBay, Inc.	245	22,283
Etsy, Inc. (a)	341	22,639
Ollie's Bargain Outlet Holdings, Inc. (a)	193	24,781
		6,713,672
Casinos & Gaming - 0.1%
Boyd Gaming Corp.	27	2,334
Caesars Entertainment, Inc. (a)	640	17,296
Churchill Downs, Inc.	151	14,649
DraftKings, Inc. - Class A (a)	1,603	59,952
Las Vegas Sands Corp.	1,078	57,986
Light & Wonder, Inc. (a)	288	24,175
MGM Resorts International (a)	388	13,448
Sportradar Group AG - Class A (a)	475	12,777
Wynn Resorts Ltd.	90	11,544
		214,161

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Computer & Electronics Retail - 0.0%(b)
GameStop Corp. - Class A (a)	1,360	$37,101

Consumer Electronics - 0.1%
Garmin Ltd.	480	118,186

Distributors - 0.0%(b)
Genuine Parts Co.	28	3,881
Pool Corp.	107	33,177
		37,058
Education Services - 0.0%(b)
Bright Horizons Family Solutions, Inc. (a)	159	17,263
Duolingo, Inc. (a)	99	31,862
		49,125
Footwear - 0.2%
Deckers Outdoor Corp. (a)	574	58,186
NIKE, Inc. - Class B	2,846	198,452
On Holding AG - Class A (a)	626	26,511
		283,149
Home Furnishings - 0.0%(b)
Somnigroup International, Inc.	425	35,840

Home Improvement Retail - 0.6%
Floor & Decor Holdings, Inc. - Class A (a)	307	22,626
Home Depot, Inc.	1,719	696,521
Lowe's Cos., Inc.	403	101,278
		820,425
Homebuilding - 0.1%
Installed Building Products, Inc.	57	14,060
NVR, Inc. (a)	7	56,243
TopBuild Corp. (a)	89	34,786
		105,089
Homefurnishing Retail - 0.1%
RH (a)	13	2,641
Wayfair, Inc. - Class A (a)	214	19,116
Williams-Sonoma, Inc.	317	61,958
		83,715
Hotels, Resorts & Cruise Lines - 1.1%
Airbnb, Inc. - Class A (a)	1,224	148,618
Booking Holdings, Inc.	104	561,524
Carnival Corp. (a)	3,181	91,963
Choice Hotels International, Inc.	51	5,452
Expedia Group, Inc.	349	74,599
Hilton Worldwide Holdings, Inc.	731	189,651

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Hotels, Resorts & Cruise Lines - 1.1% (Continued)
Hyatt Hotels Corp. - Class A	123	$17,457
Marriott International, Inc. - Class A	712	185,433
Norwegian Cruise Line Holdings Ltd. (a)	1,430	35,221
Royal Caribbean Cruises Ltd.	721	233,301
Viking Holdings Ltd. (a)	310	19,270
Wyndham Hotels & Resorts, Inc.	281	22,452
		1,584,941
Household Appliances - 0.0%(b)
SharkNinja, Inc. (a)	149	15,369

Leisure Facilities - 0.0%(b)
Planet Fitness, Inc. - Class A (a)	324	33,631
Vail Resorts, Inc.	50	7,479
		41,110
Leisure Products - 0.0%(b)
YETI Holdings, Inc. (a)	154	5,110

Other Specialty Retail - 0.1%
Chewy, Inc. - Class A (a)	304	12,297
Dick's Sporting Goods, Inc.	77	17,111
Five Below, Inc. (a)	149	23,050
Tractor Supply Co.	1,316	74,841
Ulta Beauty, Inc. (a)	116	63,423
		190,722
Restaurants - 1.2%
Aramark	821	31,526
Cava Group, Inc. (a)	168	10,149
Chipotle Mexican Grill, Inc. (a)	4,360	170,868
Darden Restaurants, Inc.	244	46,448
Domino's Pizza, Inc.	70	30,220
DoorDash, Inc. - Class A (a)	1,092	297,013
Dutch Bros, Inc. - Class A (a)	416	21,774
McDonald's Corp.	1,929	586,204
Starbucks Corp.	3,374	285,440
Texas Roadhouse, Inc.	174	28,910
Wingstop, Inc.	67	16,863
Yum! Brands, Inc.	869	132,088
		1,657,503
Specialized Consumer Services - 0.0%(b)
Service Corp. International	295	24,550
Total Consumer Discretionary		17,556,967

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Consumer Staples - 3.5%
Consumer Staples Merchandise Retail - 1.7%
BJ's Wholesale Club Holdings, Inc. (a)	323	$30,120
Costco Wholesale Corp.	1,402	1,297,733
Dollar Tree, Inc. (a)	26	2,454
Walmart, Inc.	10,340	1,065,640
		2,395,947
Distillers & Vintners - 0.0%(b)
Brown-Forman Corp. - Class A	76	2,045
Brown-Forman Corp. - Class B	724	19,606
		21,651
Food Distributors - 0.1%
Performance Food Group Co. (a)	368	38,287
Sysco Corp.	325	26,760
US Foods Holding Corp. (a)	782	59,917
		124,964
Food Retail - 0.1%
Casey's General Stores, Inc.	101	57,098
Maplebear, Inc. (a)	353	12,976
Sprouts Farmers Market, Inc. (a)	295	32,096
		102,170
Household Products - 0.5%
Church & Dwight Co., Inc.	604	52,928
Colgate-Palmolive Co.	1,772	141,654
Kimberly-Clark Corp.	11	1,368
Procter & Gamble Co.	3,384	519,951
		715,901
Packaged Foods & Meats - 0.1%
Hershey Co.	317	59,295
Kellanova	194	15,912
Lamb Weston Holdings, Inc.	378	21,954
Marzetti Co.	24	4,147
McCormick & Co., Inc.	322	21,545
Mondelez International, Inc. - Class A	1,440	89,956
Post Holdings, Inc. (a)	8	860
		213,669
Personal Care Products - 0.1%
BellRing Brands, Inc. (a)	361	13,122
Coty, Inc. - Class A (a)	1,209	4,885
elf Beauty, Inc. (a)	143	18,945
Estee Lauder Cos., Inc. - Class A	308	27,141
Kenvue, Inc.	2,384	38,692
		102,785

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Soft Drinks & Non-alcoholic Beverages - 0.6%
Celsius Holdings, Inc. (a)	603	$34,666
Coca-Cola Co.	8,121	538,585
Coca-Cola Consolidated, Inc.	90	10,544
Keurig Dr Pepper, Inc.	509	12,985
Monster Beverage Corp. (a)	2,188	147,274
PepsiCo, Inc.	924	129,767
Primo Brands Corp.	176	3,890
		877,711
Tobacco - 0.3%
Philip Morris International, Inc.	3,212	520,986
Total Consumer Staples		5,075,784

Energy - 0.6%
Integrated Oil & Gas - 0.2%
Chevron Corp.	1,315	204,206
Exxon Mobil Corp.	406	45,777
		249,983
Oil & Gas Drilling - 0.0%(b)
Noble Corp. PLC	138	3,903

Oil & Gas Equipment & Services - 0.0%(b)
Baker Hughes Co.	1,831	89,206
Weatherford International PLC	174	11,907
		101,113
Oil & Gas Exploration & Production - 0.1%
EQT Corp.	918	49,967
Texas Pacific Land Corp.	56	52,284
Venture Global, Inc. - Class A	104	1,476
Viper Energy, Inc. - Class A	107	4,089
		107,816
Oil & Gas Storage & Transportation - 0.3%
Cheniere Energy, Inc.	466	109,501
DT Midstream, Inc.	124	14,020
Hess Midstream LP - Class A	315	10,883
Kinetik Holdings, Inc.	137	5,855
ONEOK, Inc.	471	34,369
Targa Resources Corp.	473	79,246
Williams Cos., Inc.	2,349	148,809
		402,683
Total Energy		865,498

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Financials - 10.4%
Asset Management & Custody Banks - 0.8%
Ameriprise Financial, Inc.	168	$82,530
Ares Management Corp. - Class A	582	93,056
Bank of New York Mellon Corp.	377	41,078
Blackrock, Inc.	322	375,410
Blackstone, Inc.	1,129	192,890
Blue Owl Capital, Inc. - Class A	1,592	26,952
Hamilton Lane, Inc. - Class A	66	8,896
KKR & Co., Inc.	1,706	221,695
SEI Investments Co.	126	10,691
State Street Corp.	295	34,223
TPG, Inc.	68	3,907
		1,091,328
Commercial & Residential Mortgage Finance - 0.0%(b)
Rocket Cos., Inc. - Class A	349	6,764
UWM Holdings Corp.	94	572
		7,336
Consumer Finance - 0.4%
American Express Co.	1,300	431,808
Capital One Financial Corp.	13	2,764
SLM Corp.	1	28
SoFi Technologies, Inc. (a)	3,006	79,418
Upstart Holdings, Inc. (a)	260	13,208
		527,226
Diversified Banks - 1.9%
First Citizens BancShares, Inc. - Class A	12	21,470
JPMorgan Chase & Co.	8,157	2,572,962
Wells Fargo & Co.	1,391	116,594
		2,711,026
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	1,203	160,324

Financial Exchanges & Data - 1.3%
Cboe Global Markets, Inc.	316	77,499
CME Group, Inc.	702	189,673
Coinbase Global, Inc. - Class A (a)	652	220,043
FactSet Research Systems, Inc.	94	26,930
Intercontinental Exchange, Inc.	1,766	297,536
MarketAxess Holdings, Inc.	66	11,500
Moody's Corp.	491	233,952
Morningstar, Inc.	74	17,169
MSCI, Inc.	232	131,639

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Financial Exchanges & Data - 1.3% (Continued)
Nasdaq, Inc.	1,526	$134,975
S&P Global, Inc.	973	473,569
Tradeweb Markets, Inc. - Class A	332	36,845
		1,851,330
Insurance Brokers - 0.6%
Aon PLC - Class A	598	213,235
Arthur J Gallagher & Co.	788	244,075
Brown & Brown, Inc.	879	82,441
Marsh & McLennan Cos., Inc.	1,150	231,760
Ryan Specialty Holdings, Inc.	302	17,021
Willis Towers Watson PLC	223	77,035
		865,567
Investment Banking & Brokerage - 1.1%
Charles Schwab Corp.	4,423	422,264
Evercore, Inc. - Class A	114	38,454
Goldman Sachs Group, Inc.	281	223,774
Houlihan Lokey, Inc.	147	30,182
Interactive Brokers Group, Inc. - Class A	1,330	91,517
LPL Financial Holdings, Inc.	229	76,186
Morgan Stanley	2,010	319,510
PJT Partners, Inc. - Class A	71	12,619
Raymond James Financial, Inc.	241	41,597
Robinhood Markets, Inc. - Class A (a)	2,340	335,041
Stifel Financial Corp.	49	5,560
		1,596,704
Life & Health Insurance - 0.0%(b)
Primerica, Inc.	25	6,940

Multi-Sector Holdings - 1.2%
Berkshire Hathaway, Inc. - Class B (a)	3,440	1,729,426

Property & Casualty Insurance - 0.3%
Cincinnati Financial Corp.	62	9,802
Erie Indemnity Co. - Class A	75	23,862
Kinsale Capital Group, Inc.	60	25,516
Markel Group, Inc. (a)	1	1,911
Progressive Corp.	1,304	322,023
RLI Corp.	146	9,522
W R Berkley Corp.	103	7,892
		400,528
Regional Banks - 0.0%(b)
Commerce Bancshares, Inc.	74	4,422
Cullen/Frost Bankers, Inc.	23	2,915

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Regional Banks - 0.0%(b) (Continued)
First Financial Bankshares, Inc.	135	$4,543
Flagstar Financial, Inc.	1,065	12,301
Old National Bancorp/IN	124	2,722
Southstate Bank Corp.	24	2,373
UMB Financial Corp.	50	5,917
Western Alliance Bancorp	54	4,683
Wintrust Financial Corp.	38	5,033
		44,909
Transaction & Payment Processing Services - 2.7%
Affirm Holdings, Inc. (a)	638	46,625
Block, Inc. (a)	1,752	126,617
Corpay, Inc. (a)	237	68,270
Euronet Worldwide, Inc. (a)	28	2,459
Fiserv, Inc. (a)	930	119,905
Jack Henry & Associates, Inc.	299	44,530
Mastercard, Inc. - Class A	2,602	1,480,044
PayPal Holdings, Inc. (a)	968	64,914
Shift4 Payments, Inc. - Class A (a)	200	15,480
Toast, Inc. - Class A (a)	1,649	60,205
Visa, Inc. - Class A	5,337	1,821,945
WEX, Inc. (a)	76	11,972
		3,862,966
Total Financials		14,855,610

Health Care - 5.7%
Biotechnology - 1.1%
AbbVie, Inc.	1,931	447,104
Alnylam Pharmaceuticals, Inc. (a)	396	180,576
Amgen, Inc.	416	117,395
BioMarin Pharmaceutical, Inc. (a)	591	32,009
Bridgebio Pharma, Inc. (a)	528	27,424
CRISPR Therapeutics AG (a)	90	5,833
Cytokinetics, Inc. (a)	343	18,851
Exact Sciences Corp. (a)	577	31,568
Exelixis, Inc. (a)	927	38,285
Gilead Sciences, Inc.	612	67,932
Halozyme Therapeutics, Inc. (a)	362	26,549
Incyte Corp. (a)	259	21,966
Insmed, Inc. (a)	457	65,813
Ionis Pharmaceuticals, Inc. (a)	361	23,617
Moderna, Inc. (a)	498	12,863
Natera, Inc. (a)	331	53,281
Neurocrine Biosciences, Inc. (a)	301	42,254

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Biotechnology - 1.1% (Continued)
Regeneron Pharmaceuticals, Inc.	82	$46,106
Roivant Sciences Ltd. (a)	1,438	21,757
Vaxcyte, Inc. (a)	324	11,670
Vertex Pharmaceuticals, Inc. (a)	795	311,354
		1,604,207
Health Care Distributors - 0.0%(b)
Henry Schein, Inc. (a)	75	4,978
McKesson Corp.	25	19,313
		24,291
Health Care Equipment - 1.9%
Abbott Laboratories	3,406	456,200
Boston Scientific Corp. (a)	4,712	460,033
Dexcom, Inc. (a)	1,200	80,748
Edwards Lifesciences Corp. (a)	2,046	159,117
GE HealthCare Technologies, Inc.	480	36,048
Glaukos Corp. (a)	157	12,803
Globus Medical, Inc. - Class A (a)	314	17,983
IDEXX Laboratories, Inc. (a)	274	175,056
Inspire Medical Systems, Inc. (a)	52	3,858
Insulet Corp. (a)	224	69,155
Intuitive Surgical, Inc. (a)	1,151	514,762
Masimo Corp. (a)	140	20,657
Medtronic PLC	500	47,620
Penumbra, Inc. (a)	105	26,599
ResMed, Inc.	482	131,938
STERIS PLC	303	74,974
Stryker Corp.	1,092	403,680
		2,691,231
Health Care Facilities - 0.1%
Encompass Health Corp.	191	24,261
Ensign Group, Inc.	135	23,324
HCA Healthcare, Inc.	158	67,339
		114,924
Health Care Services - 0.1%
Chemed Corp.	41	18,357
Hims & Hers Health, Inc. (a)	559	31,707
Option Care Health, Inc. (a)	442	12,270
		62,334
Health Care Supplies - 0.0%(b)
Align Technology, Inc. (a)	232	29,051
Cooper Cos., Inc. (a)	104	7,130
Lantheus Holdings, Inc. (a)	164	8,412

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Health Care Supplies - 0.0%(b) (Continued)
Solventum Corp. (a)	173	$12,629
		57,222
Health Care Technology - 0.0%(b)
Doximity, Inc. - Class A (a)	299	21,872

Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	654	83,941
Bio-Techne Corp.	408	22,697
Bruker Corp.	289	9,390
Charles River Laboratories International, Inc. (a)	127	19,870
Danaher Corp.	1,024	203,018
ICON PLC (a)	218	38,150
Illumina, Inc. (a)	386	36,658
IQVIA Holdings, Inc. (a)	340	64,580
Medpace Holdings, Inc. (a)	65	33,420
Mettler-Toledo International, Inc. (a)	70	85,933
QIAGEN NV	342	15,281
Repligen Corp. (a)	144	19,248
Sotera Health Co. (a)	303	4,766
Tempus AI, Inc. (a)	320	25,827
Thermo Fisher Scientific, Inc.	740	358,915
Waters Corp. (a)	160	47,970
West Pharmaceutical Services, Inc.	193	50,630
		1,120,294
Managed Health Care - 0.0%(b)
HealthEquity, Inc. (a)	308	29,189

Pharmaceuticals - 1.7%
Eli Lilly & Co.	2,686	2,049,418
Johnson & Johnson	1,208	223,987
Zoetis, Inc.	1,141	166,951
		2,440,356
Total Health Care		8,165,920

Industrials - 9.6%
Aerospace & Defense - 2.4%
AeroVironment, Inc. (a)	117	36,842
ATI, Inc. (a)	365	29,689
Axon Enterprise, Inc. (a)	228	163,622
Boeing Co. (a)	2,385	514,755
BWX Technologies, Inc.	323	59,552
Curtiss-Wright Corp.	110	59,723
General Dynamics Corp.	265	90,365

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Aerospace & Defense - 2.4% (Continued)
General Electric Co.	3,183	$957,510
HEICO Corp.	97	31,314
HEICO Corp. - Class A	291	73,940
Hexcel Corp.	83	5,204
Howmet Aerospace, Inc.	1,250	245,287
Huntington Ingalls Industries, Inc.	27	7,774
Kratos Defense & Security Solutions, Inc. (a)	520	47,512
L3Harris Technologies, Inc.	305	93,150
Leonardo DRS, Inc.	220	9,988
Lockheed Martin Corp.	104	51,918
Northrop Grumman Corp.	212	129,176
Rocket Lab Corp. (a)	1,051	50,353
RTX Corp.	3,377	565,073
StandardAero, Inc. (a)	171	4,667
Textron, Inc.	103	8,702
TransDigm Group, Inc.	126	166,071
Woodward, Inc.	151	38,159
		3,440,346
Agricultural & Farm Machinery - 0.3%
Deere & Co.	733	335,171
Toro Co.	288	21,946
		357,117
Air Freight & Logistics - 0.0%(b)
Expeditors International of Washington, Inc.	56	6,865
GXO Logistics, Inc. (a)	126	6,664
		13,529
Building Products - 0.6%
A O Smith Corp.	317	23,271
AAON, Inc.	199	18,594
Advanced Drainage Systems, Inc.	175	24,272
Allegion PLC	161	28,553
Armstrong World Industries, Inc.	56	10,977
Carlisle Cos., Inc.	82	26,975
Carrier Global Corp.	1,670	99,699
Johnson Controls International PLC	1,424	156,569
Lennox International, Inc.	93	49,230
Masco Corp.	299	21,047
Simpson Manufacturing Co., Inc.	76	12,727
Trane Technologies PLC	701	295,794
Trex Co., Inc. (a)	321	16,586
		784,294

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	119	$15,966
Landstar System, Inc.	53	6,496
Old Dominion Freight Line, Inc.	610	85,876
Saia, Inc. (a)	64	19,159
U-Haul Holding Co.	27	1,374
U-Haul Holding Co. (a)	2	114
XPO, Inc. (a)	356	46,020
		175,005
Construction & Engineering - 0.4%
AECOM	307	40,054
API Group Corp. (a)	928	31,896
Comfort Systems USA, Inc.	120	99,022
Dycom Industries, Inc. (a)	88	25,675
EMCOR Group, Inc.	127	82,492
Everus Construction Group, Inc. (a)	111	9,518
Fluor Corp. (a)	133	5,595
MasTec, Inc. (a)	51	10,853
Quanta Services, Inc.	479	198,507
Sterling Infrastructure, Inc. (a)	93	31,590
Valmont Industries, Inc.	22	8,530
WillScot Holdings Corp.	590	12,455
		556,187
Construction Machinery & Heavy Transportation Equipment - 0.7%
Allison Transmission Holdings, Inc.	37	3,141
Caterpillar, Inc.	1,393	664,670
Cummins, Inc.	244	103,058
Federal Signal Corp.	188	22,370
Oshkosh Corp.	19	2,464
PACCAR, Inc.	359	35,297
Westinghouse Air Brake Technologies Corp.	525	105,247
		936,247
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	337	80,263
Genpact Ltd.	33	1,383
SS&C Technologies Holdings, Inc.	313	27,782
		109,428
Diversified Support Services - 0.2%
Cintas Corp.	1,069	219,423
Copart, Inc. (a)	2,735	122,993
		342,416
Electrical Components & Equipment - 0.9%
Acuity, Inc.	83	28,584
AMETEK, Inc.	699	131,412

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Electrical Components & Equipment - 0.9% (Continued)
Eaton Corp. PLC	1,239	$463,696
Emerson Electric Co.	1,053	138,133
Generac Holdings, Inc. (a)	106	17,744
Hubbell, Inc.	189	81,329
NEXTracker, Inc. - Class A (a)	450	33,295
nVent Electric PLC	660	65,102
Regal Rexnord Corp.	31	4,447
Rockwell Automation, Inc.	355	124,083
Vertiv Holdings Co. - Class A	1,150	173,489
		1,261,314
Environmental & Facilities Services - 0.4%
Clean Harbors, Inc. (a)	130	30,189
Republic Services, Inc.	658	150,998
Rollins, Inc.	910	53,453
Tetra Tech, Inc.	743	24,801
Veralto Corp.	711	75,800
Waste Management, Inc.	1,257	277,583
		612,824
Heavy Electrical Equipment - 0.4%
Bloom Energy Corp. - Class A (a)	669	56,577
GE Vernova, Inc.	880	541,112
NuScale Power Corp. (a)	308	11,088
		608,777
Human Resource & Employment Services - 0.4%
Automatic Data Processing, Inc.	1,268	372,158
Dayforce, Inc. (a)	395	27,211
Paychex, Inc.	885	112,183
Paycom Software, Inc.	185	38,506
Paylocity Holding Corp. (a)	143	22,776
		572,834
Industrial Conglomerates - 0.2%
3M Co.	557	86,435
Honeywell International, Inc.	1,215	255,758
		342,193
Industrial Machinery & Supplies & Components - 0.9%
Chart Industries, Inc. (a)	149	29,822
Crane Co.	147	27,069
Donaldson Co., Inc.	142	11,623
Dover Corp.	293	48,881
Esab Corp.	150	16,761
Flowserve Corp.	96	5,101
Fortive Corp.	313	15,334
Gates Industrial Corp. PLC (a)	74	1,837

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Industrial Machinery & Supplies & Components - 0.9% (Continued)
Graco, Inc.	590	$50,126
IDEX Corp.	181	29,460
Illinois Tool Works, Inc.	651	169,755
Ingersoll Rand, Inc.	1,236	102,118
ITT, Inc.	175	31,283
Lincoln Electric Holdings, Inc.	152	35,846
Middleby Corp. (a)	60	7,976
Mueller Industries, Inc.	138	13,953
Nordson Corp.	143	32,454
Otis Worldwide Corp.	953	87,133
Parker-Hannifin Corp.	393	297,953
Pentair PLC	484	53,608
RBC Bearings, Inc. (a)	79	30,833
Snap-on, Inc.	29	10,049
SPX Technologies, Inc. (a)	143	26,710
Symbotic, Inc. (a)	51	2,749
Watts Water Technologies, Inc. - Class A	48	13,405
Xylem, Inc.	675	99,562
		1,251,401
Office Services & Supplies - 0.0%(b)
MSA Safety, Inc.	53	9,120

Passenger Airlines - 0.0%(b)
Delta Air Lines, Inc.	132	7,491
Joby Aviation, Inc. (a)	1,371	22,128
Southwest Airlines Co.	466	14,870
		44,489
Passenger Ground Transportation - 0.5%
Grab Holdings Ltd. - Class A (a)	8,739	52,609
Lyft, Inc. - Class A (a)	971	21,372
Uber Technologies, Inc. (a)	6,662	652,676
		726,657
Rail Transportation - 0.2%
CSX Corp.	3,270	116,118
Norfolk Southern Corp.	289	86,818
Union Pacific Corp.	619	146,313
		349,249
Research & Consulting Services - 0.3%
Amentum Holdings, Inc. (a)	187	4,479
Booz Allen Hamilton Holding Corp.	154	15,392
CACI International, Inc. - Class A (a)	43	21,448
Equifax, Inc.	380	97,481
FTI Consulting, Inc. (a)	97	15,680

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Research & Consulting Services - 0.3% (Continued)
Jacobs Solutions, Inc.	177	$26,525
KBR, Inc.	303	14,329
Leidos Holdings, Inc.	180	34,013
Parsons Corp. (a)	213	17,662
TransUnion	601	50,352
UL Solutions, Inc.	92	6,519
Verisk Analytics, Inc.	412	103,622
		407,502
Trading Companies & Distributors - 0.6%
Applied Industrial Technologies, Inc.	118	30,804
Core & Main, Inc. - Class A (a)	715	38,488
Fastenal Co.	3,619	177,476
Ferguson Enterprises, Inc.	430	96,569
FTAI Aviation Ltd.	288	48,056
MSC Industrial Direct Co., Inc. - Class A	16	1,474
QXO, Inc. (a)	1,684	32,097
SiteOne Landscape Supply, Inc. (a)	80	10,304
United Rentals, Inc.	198	189,023
Watsco, Inc.	85	34,366
WESCO International, Inc.	12	2,538
WW Grainger, Inc.	144	137,226
		798,421
Total Industrials		13,699,350

Information Technology - 42.1%(c)
Application Software - 4.2%
Adobe, Inc. (a)	1,219	430,002
Appfolio, Inc. - Class A (a)	34	9,372
AppLovin Corp. - Class A (a)	786	564,772
Atlassian Corp. - Class A (a)	459	73,302
Aurora Innovation, Inc. (a)	3,039	16,380
Autodesk, Inc. (a)	658	209,027
Bentley Systems, Inc. - Class B	657	33,822
BILL Holdings, Inc. (a)	313	16,580
Cadence Design Systems, Inc. (a)	867	304,542
CCC Intelligent Solutions Holdings, Inc. (a)	885	8,062
Circle Internet Group, Inc. (a)	53	7,027
Confluent, Inc. - Class A (a)	595	11,781
Datadog, Inc. - Class A (a)	988	140,691
Docusign, Inc. (a)	617	44,480
Dropbox, Inc. - Class A (a)	710	21,449
Dynatrace, Inc. (a)	1,010	48,935
Elastic NV (a)	307	25,938

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Application Software - 4.2% (Continued)
Fair Isaac Corp. (a)	77	$115,233
Figma, Inc. - Class A (a)	68	3,527
Freshworks, Inc. - Class A (a)	597	7,027
Guidewire Software, Inc. (a)	301	69,188
HubSpot, Inc. (a)	141	65,960
Informatica, Inc. - Class A (a)	90	2,236
Intuit, Inc.	864	590,034
Klaviyo, Inc. - Class A (a)	66	1,828
Manhattan Associates, Inc. (a)	162	33,207
Nutanix, Inc. - Class A (a)	689	51,255
Palantir Technologies, Inc. - Class A (a)	6,990	1,275,116
Pegasystems, Inc.	154	8,855
Procore Technologies, Inc. (a)	144	10,501
PTC, Inc. (a)	389	78,975
Roper Technologies, Inc.	326	162,573
Salesforce, Inc.	2,998	710,526
Samsara, Inc. - Class A (a)	623	23,207
ServiceTitan, Inc. - Class A (a)	162	16,334
SPS Commerce, Inc. (a)	103	10,726
Strategy, Inc. - Class A (a)	648	208,792
Synopsys, Inc. (a)	585	288,633
Tyler Technologies, Inc. (a)	137	71,673
Unity Software, Inc. (a)	723	28,949
Vertex, Inc. - Class A (a)	174	4,313
Workday, Inc. - Class A (a)	653	157,197
Zoom Communications, Inc. - Class A (a)	276	22,770
		5,984,797
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	3,173	462,338
Ciena Corp. (a)	436	63,512
Cisco Systems, Inc.	5,041	344,905
F5, Inc. (a)	105	33,935
Lumentum Holdings, Inc. (a)	70	11,390
Motorola Solutions, Inc.	508	232,303
		1,148,383
Electronic Components - 0.4%
Amphenol Corp. - Class A	3,869	478,789
Coherent Corp. (a)	420	45,242
Corning, Inc.	1,278	104,834
Littelfuse, Inc.	40	10,361
		639,226

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Electronic Equipment & Instruments - 0.2%
Cognex Corp.	436	$19,751
Keysight Technologies, Inc. (a)	459	80,288
Ralliant Corp.	268	11,720
Teledyne Technologies, Inc. (a)	146	85,562
Trimble, Inc. (a)	638	52,093
Vontier Corp.	463	19,432
Zebra Technologies Corp. - Class A (a)	135	40,116
		308,962
Electronic Manufacturing Services - 0.1%
Flex Ltd. (a)	214	12,406
Jabil, Inc.	166	36,050
TE Connectivity PLC	580	127,327
		175,783
Internet Services & Infrastructure - 0.5%
Akamai Technologies, Inc. (a)	186	14,091
Cloudflare, Inc. - Class A (a)	878	188,410
CoreWeave, Inc. - Class A (a)	59	8,074
GoDaddy, Inc. - Class A (a)	432	59,111
MongoDB, Inc. (a)	248	76,974
Okta, Inc. (a)	574	52,636
Snowflake, Inc. - Class A (a)	956	215,626
Twilio, Inc. - Class A (a)	438	43,839
VeriSign, Inc.	288	80,516
		739,277
IT Consulting & Other Services - 0.6%
Accenture PLC - Class A	1,095	270,027
Cognizant Technology Solutions Corp. - Class A	299	20,054
EPAM Systems, Inc. (a)	128	19,301
Gartner, Inc. (a)	237	62,300
Globant SA (a)	175	10,041
International Business Machines Corp.	1,379	389,099
Kyndryl Holdings, Inc. (a)	501	15,045
		785,867
Semiconductor Materials & Equipment - 1.0%
Applied Materials, Inc.	1,873	383,478
Enphase Energy, Inc. (a)	471	16,669
Entegris, Inc.	454	41,977
KLA Corp.	412	444,383
Lam Research Corp.	3,679	492,618
MKS, Inc.	162	20,051
Onto Innovation, Inc. (a)	133	17,186
Teradyne, Inc.	433	59,598
		1,475,960

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Semiconductors - 15.1%
Advanced Micro Devices, Inc. (a)	5,091	$823,673
Analog Devices, Inc.	1,458	358,231
Astera Labs, Inc. (a)	379	74,208
Broadcom, Inc.	14,569	4,806,459
Cirrus Logic, Inc. (a)	155	19,420
Credo Technology Group Holding Ltd. (a)	443	64,505
First Solar, Inc. (a)	309	68,144
GlobalFoundries, Inc. (a)	150	5,376
Intel Corp.	7,808	261,958
Lattice Semiconductor Corp. (a)	372	27,275
MACOM Technology Solutions Holdings, Inc. (a)	185	23,031
Marvell Technology, Inc.	2,693	226,400
Microchip Technology, Inc.	1,347	86,504
Monolithic Power Systems, Inc.	167	153,747
NVIDIA Corp.	74,056	13,817,368
NXP Semiconductors NV	523	119,103
ON Semiconductor Corp. (a)	1,312	64,695
QUALCOMM, Inc.	953	158,541
Rambus, Inc. (a)	318	33,136
Silicon Laboratories, Inc. (a)	56	7,343
Texas Instruments, Inc.	2,105	386,752
Universal Display Corp.	79	11,347
		21,597,216
Systems Software - 10.8%
Commvault Systems, Inc. (a)	137	25,863
Crowdstrike Holdings, Inc. - Class A (a)	744	364,843
CyberArk Software Ltd. (a)	125	60,394
Dolby Laboratories, Inc. - Class A	72	5,211
Fortinet, Inc. (a)	2,031	170,767
Gen Digital, Inc.	764	21,690
Gitlab, Inc. - Class A (a)	299	13,479
Microsoft Corp.	23,469	12,155,769
Monday.com Ltd. (a)	92	17,819
Nebius Group NV (a)	560	62,871
Oracle Corp.	5,192	1,460,198
Palo Alto Networks, Inc. (a)	2,124	432,489
Qualys, Inc. (a)	64	8,469
Rubrik, Inc. - Class A (a)	255	20,974
SentinelOne, Inc. - Class A (a)	695	12,239
ServiceNow, Inc. (a)	655	602,783
UiPath, Inc. - Class A (a)	1,196	16,002
Zscaler, Inc. (a)	290	86,901
		15,538,761

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Technology Distributors - 0.0%(b)
CDW Corp.	159	$25,325

Technology Hardware, Storage & Peripherals - 8.4%
Apple, Inc.	46,180	11,758,813
Dell Technologies, Inc. - Class C	166	23,534
IonQ, Inc. (a)	544	33,456
NetApp, Inc.	198	23,455
Pure Storage, Inc. - Class A (a)	915	76,686
Seagate Technology Holdings PLC	111	26,203
Super Micro Computer, Inc. (a)	1,555	74,547
		12,016,694
Total Information Technology		60,436,251

Materials - 1.4%
Construction Materials - 0.3%
CRH PLC	923	110,668
Eagle Materials, Inc.	104	24,236
James Hardie Industries PLC (a)	1,680	32,273
Martin Marietta Materials, Inc.	165	103,996
Vulcan Materials Co.	475	146,119
		417,292
Copper - 0.0%(b)
Freeport-McMoRan, Inc.	982	38,514

Diversified Metals & Mining - 0.0%(b)
MP Materials Corp. (a)	459	30,785

Fertilizers & Agricultural Chemicals - 0.1%
Corteva, Inc.	1,008	68,171

Gold - 0.1%
Newmont Corp.	481	40,553
Royal Gold, Inc.	227	45,532
		86,085
Industrial Gases - 0.5%
Air Products and Chemicals, Inc.	378	103,088
Linde PLC	1,267	601,825
		704,913
Metal, Glass & Plastic Containers - 0.0%(b)
AptarGroup, Inc.	64	8,554
Ball Corp.	404	20,370
		28,924

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Paper & Plastic Packaging Products & Materials - 0.0%(b)
Avery Dennison Corp.	160	$25,947
International Paper Co.	198	9,187
Packaging Corp. of America	95	20,704
Smurfit WestRock PLC	63	2,682
		58,520
Specialty Chemicals - 0.4%
Albemarle Corp.	161	13,054
Axalta Coating Systems Ltd. (a)	365	10,446
Ecolab, Inc.	785	214,980
International Flavors & Fragrances, Inc.	51	3,139
RPM International, Inc.	298	35,128
Sherwin-Williams Co.	707	244,806
		521,553
Steel - 0.0%(b)
Carpenter Technology Corp.	144	35,358
Cleveland-Cliffs, Inc. (a)	1,412	17,226
		52,584
Total Materials		2,007,341

Real Estate - 0.2%
Real Estate Development - 0.0%(b)
Howard Hughes Holdings, Inc. (a)	48	3,944

Real Estate Services - 0.2%
CBRE Group, Inc. - Class A (a)	832	131,090
CoStar Group, Inc. (a)	1,236	104,281
Jones Lang LaSalle, Inc. (a)	13	3,878
Zillow Group, Inc. - Class A (a)	68	5,062
Zillow Group, Inc. - Class C (a)	400	30,820
		275,131
Total Real Estate		279,075

Utilities - 0.9%
Electric Utilities - 0.6%
Alliant Energy Corp.	171	11,527
American Electric Power Co., Inc.	107	12,038
Constellation Energy Corp.	974	320,514
Entergy Corp.	189	17,613
IDACORP, Inc.	33	4,361
NextEra Energy, Inc.	3,062	231,150
NRG Energy, Inc.	476	77,088
Oklo, Inc. (a)	368	41,080

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Electric Utilities - 0.6% (Continued)
PPL Corp.	241	$8,956
Southern Co.	986	93,443
TXNM Energy, Inc.	68	3,845
		821,615
Gas Utilities - 0.0%(b)
Atmos Energy Corp.	203	34,662

Independent Power Producers & Energy Traders - 0.2%
Talen Energy Corp. (a)	111	47,218
Vistra Corp.	1,148	224,916
		272,134
Multi-Utilities - 0.1%
Ameren Corp.	190	19,832
CenterPoint Energy, Inc.	412	15,986
CMS Energy Corp.	92	6,740
NiSource, Inc.	370	16,021
Public Service Enterprise Group, Inc.	379	31,631
Sempra	292	26,274
WEC Energy Group, Inc.	134	15,355
		131,839
Water Utilities - 0.0%(b)
American Water Works Co., Inc.	199	27,699
Total Utilities		1,287,949
TOTAL COMMON STOCKS (Cost $97,482,673)		140,923,777

REAL ESTATE INVESTMENT TRUSTS - 1.7%
Real Estate - 1.7%
Data Center REITs - 0.3%
Digital Realty Trust, Inc.	1,063	183,772
Equinix, Inc.	296	231,839
		415,611
Diversified REITs - 0.0%(b)
WP Carey, Inc.	9	608

Health Care REITs - 0.3%
Healthpeak Properties, Inc.	59	1,130
Ventas, Inc.	1,418	99,246
Welltower, Inc.	2,007	357,527
		457,903
Hotel & Resort REITs - 0.0%(b)
Host Hotels & Resorts, Inc.	1,337	22,756
Ryman Hospitality Properties, Inc.	244	21,860
		44,616

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 1.7% (CONTINUED)	Shares	Value
Industrial REITs - 0.2%
Americold Realty Trust, Inc.	25	$306
EastGroup Properties, Inc.	120	20,311
First Industrial Realty Trust, Inc.	329	16,934
Lineage, Inc.	78	3,014
Prologis, Inc.	2,224	254,692
Rexford Industrial Realty, Inc.	154	6,331
STAG Industrial, Inc.	300	10,587
		312,175
Multi-Family Residential REITs - 0.2%
AvalonBay Communities, Inc.	220	42,497
Camden Property Trust	306	32,675
Equity Residential	795	51,460
Essex Property Trust, Inc.	86	23,019
Mid-America Apartment Communities, Inc.	161	22,496
UDR, Inc.	1,041	38,788
		210,935
Office REITs - 0.0%(b)
Vornado Realty Trust	329	13,334

Other Specialized REITs - 0.1%
Iron Mountain, Inc.	911	92,867
Lamar Advertising Co. - Class A	64	7,835
		100,702
Retail REITs - 0.1%
Agree Realty Corp.	3	213
Brixmor Property Group, Inc.	56	1,550
Federal Realty Investment Trust	49	4,964
Kimco Realty Corp.	191	4,174
Realty Income Corp.	1,846	112,219
Regency Centers Corp.	88	6,415
Simon Property Group, Inc.	402	75,443
		204,978
Self-Storage REITs - 0.1%
CubeSmart	340	13,824
Extra Space Storage, Inc.	485	68,356
National Storage Affiliates Trust	68	2,055
Public Storage	320	92,432
		176,667
Single-Family Residential REITs - 0.1%
American Homes 4 Rent - Class A	874	29,061
Equity LifeStyle Properties, Inc.	410	24,887

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 1.7% (CONTINUED)	Shares	Value
Single-Family Residential REITs - 0.1%
Invitation Homes, Inc.	1,471	$43,144
Sun Communities, Inc.	304	39,216
		136,308
Telecom Tower REITs - 0.3%
American Tower Corp.	1,045	200,974
Crown Castle, Inc.	909	87,710
SBA Communications Corp.	320	61,872
		350,556
Timber REITs - 0.0%(b)
Weyerhaeuser Co.	293	7,263
Total Real Estate		2,431,656
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $2,305,512)		2,431,656

CONTINGENT VALUE RIGHTS - 0.0%(b)
Health Care - 0.0%(b)
ABIOMED, Inc., Exercise Price $0.00 (a)(d)	4	—
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		—

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 4.05%(e)	137,013	137,013
TOTAL MONEY MARKET FUNDS (Cost $137,013)		137,013

TOTAL INVESTMENTS - 100.0% (Cost $99,925,198)		$143,492,446
Other Assets in Excess of Liabilities - 0.0% (b)		9,600
TOTAL NET ASSETS - 100.0%		$143,502,046
Percentages are stated as a percent of net assets.

LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2025.

(e)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE 1000 GROWTH ETF

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Strive 1000 Growth ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$140,923,777	$—	$—	$140,923,777
Real Estate Investment Trusts	2,431,656	—	—	2,431,656
Contingent Value Rights	—	—	0(a)	0
Money Market Funds	137,013	—	—	137,013
Total Investments	$143,492,446	$—	$0	$143,492,446
(a) Represents less than $0.50. Management has decided that the amount of Level 3 securities compared to total net assets is not material to the Fund; therefore, the roll forward of Level 3 securities and assumptions are not shown for the current fiscal period.
Refer to the Schedule of Investments for further disaggregation of investment categories.